Commitment and Contingencies - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	Aug. 01, 2019
Long-term Purchase Commitment [Line Items]
Estimated litigation liability		$ 0			$ 0
Amended lease term from the date of relocation						7 years
Amended base rent per year of the relocation premises	$ 600,000
Percentage increase in operating lease base rent	2.00%
Letters of Credit issued amount	$ 200,000
Lease payments		500,000	$ 300,000	$ 0
Novartis International Pharmaceutical Ltd. | Maximum
Long-term Purchase Commitment [Line Items]
Aggregate amount payable upon satisfaction of clinical milestones		1,500,000
Aggregate amount payable upon satisfaction of regulatory milestones for first indication approved		24,000,000
Aggregate amount payable upon satisfaction of regulatory milestones for second indication approved		18,000,000
Aggregate amount payable upon satisfaction of commercial milestones		$ 125,000,000